SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Offering Costs (FY) (Details) - USD ($)		4 Months Ended	12 Months Ended
	Nov. 25, 2020	Dec. 31, 2020	Dec. 31, 2021
Offering Costs [Abstract]
Offering costs	$ 9,243,241
Offering costs expensed to statement of operations	$ 807,424	$ 807,424	$ 0